Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 1,758.7	$ 28.2	₨ 1,480.7
Loan sanction, aggregate of loans contemplated that had not yet been made	628,087.2	10,080.0
Guarantees
Financial Instruments [Line Items]
Guarantees, contingent liability recognized in terms of FASB ASC 450	973.3		846.0
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 1,509.7	$ 24.2	₨ 1,301.7
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	1 day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	17 years 10 months 24 days